CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
Net Sales (Including sales to related party of $625,582 and $740,636 during the six months ended June 30, 2011 and 2010; and $261,180 and $552,728 during the three months ended June 30, 2011 and 2010, respectively)	$ 9,259,430	$ 8,085,133	$ 14,892,220	$ 15,095,117	$ 28,818,982	$ 21,670,448
Cost of Sales	6,806,804	6,018,464	10,650,433	11,494,945	21,242,024	14,287,643
Gross Profit	2,452,626	2,066,669	4,241,787	3,600,172	7,576,958	7,382,805
Operating Expenses
Selling expenses	574,633	246,760	795,109	475,765	959,673	825,296
General and administrative expenses	1,090,445	294,770	1,416,998	515,953	1,205,881	751,673
Loss on disposal of plant, property and equipment					144,732	134,184
Total Operating Expenses	1,665,078	541,530	2,212,107	991,718	2,310,286	1,711,153
Income From Operations	787,548	1,525,139	2,029,680	2,608,454	5,266,672	5,671,652
Other Income (Expenses)
Non-operating income (expense)	5,512	(4,394)	10,474	704
Non-operating income					58,477	57,365
Non-operating expenses					(633)	(12,584)
Foreign exchange transaction loss	(37,531)		(60,729)	(2,139)	(66,419)	(20,334)
Financial expense	(6,933)	(8,027)	(16,322)	(11,764)	(20,007)	(14,334)
Total Other (Expenses) Income, Net	(38,952)	(12,421)	(66,577)	(13,199)	(28,582)	10,113
Income Before Income Tax	748,596	1,512,718	1,963,103	2,595,255	5,238,090	5,681,765
Income Tax Expense	169,070	298,940	378,035	512,838	1,035,081	1,038,122
Net Income	579,526	1,213,778	1,585,068	2,082,417	4,203,009	4,643,643
Other Comprehensive Income
Foreign currency translation	131,511	58,582	235,985	66,087	294,871	(67,074)
Comprehensive Income	$ 711,037	$ 1,272,360	$ 1,821,053	$ 2,148,504	$ 4,497,880	$ 4,576,569
Basic weighted average shares outstanding (in Shares)	11,952,747	9,685,000	11,788,314	9,685,000	9,685,000	9,685,000
Diluted weighted average shares outstanding (in Shares)	11,952,747	9,685,000	11,788,314	9,685,000	9,685,000	9,685,000
Basic net earnings per share (in Dollars per share)	$ 0.05	$ 0.13	$ 0.13	$ 0.22	$ 0.43	$ 0.48
Diluted net earnings per share (in Dollars per share)	$ 0.05	$ 0.13	$ 0.13	$ 0.22	$ 0.43	$ 0.48